Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities	29. Lease liabilities

Accounting policy
At the inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Lease liabilities are initially measured at the present value of the future lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the relevant incremental borrowing rate.
Subsequently, lease liabilities are measured at amortised cost using the effective interest method. Lease liabilities are remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.

Figures in million - SA rand	Notes	2023	2022	2021
Balance at beginning of the year		319	281	326
New leases and modifications		144	45	67
Lease liabilities on acquisition of subsidiaries	16.1	315	120	—
Repayment of lease liabilities		(263)	(163)	(142)
Interest charge	5.2	43	31	29
Foreign currency translation		24	5	1
Balance at end of the year		582	319	281
Current portion of lease liabilities		(198)	(111)	(104)
Non-current lease liabilities		384	208	177
Lease payments not recognised as a liability but expensed during the year

Figures in million - SA rand	2023	2022	2021
Short-term leases	69	41	22
Leases of low value assets	48	56	39
Variable lease payments	248	301	29
Total	365	398	90
Maturity Analysis
The lease liabilities are secured by the related underlying assets. The undiscounted maturity analysis of lease liabilities at 31 December is as follows:

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
Contractual undiscounted cash flows — 2023	625	221	330	74
Contractual undiscounted cash flows — 2022	351	121	161	69
Contractual undiscounted cash flows — 2021	325	126	191	8